Long-Term Debt And Note Payable To Bank	12 Months Ended
Oct. 31, 2011
Long-Term Debt And Note Payable To Bank [Abstract]
Long-Term Debt And Note Payable To Bank

(8) Long-term Debt and Note Payable to Bank

On May 30, 2008, the Company established $17.0 million in credit facilities (collectively, the "Credit Facilities") with Valley Bank to provide for the working capital needs of the Company and to finance the acquisition of SMP Data Communications. The Credit Facilities provided a working capital line of credit (the "Revolving Loan"), a real estate term loan (the "Virginia Real Estate Loan"), a supplemental real estate term loan (the "North Carolina Real Estate Loan"), and a capital acquisitions term loan (the "Capital Acquisitions Term Loan"). The Capital Acquisitions Term Loan was fully funded in fiscal year 2008 and repaid in fiscal year 2009. Therefore, the $2.3 million portion of the credit facility related to the Capital Acquisitions Term Loan is no longer available. On April 30, 2010, the Company entered into a revolving credit facility with SunTrust Bank (further described below) which replaced the Valley Bank Revolving Loan.

On April 22, 2011, the Company and Valley Bank entered into a Third Loan Modification Agreement (the "Agreement") to the Credit Agreement dated May 30, 2008 entered into between the Company, Superior Modular Products Incorporated and Valley Bank. Under the Agreement, the interest rate and the applicable repayment installments of the Virginia Real Estate Loan and the North Carolina Real Estate Loan were revised and the maturity date of the loans was extended. The fixed interest rate of the two term loans was lowered to 5.85% from 6.0%, and the maturity date of the loans was extended from June 1, 2013 to April 30, 2018.

Long-term debt as of October 31, 2011 and 2010 consists of the following:

		October 31,
	2011		2010
Virginia Real Estate Loan ($6.5 million original principal)
payable in monthly installments of $41,686, including interest
(at 5.85%), with final payment of $5,035,789 due April 30, 2018	$6,091,633		$6,224,185
North Carolina Real Estate Loan ($2.24 million original principal)
payable in monthly installments of $14,366, including interest
(at 5.85%), with final payment of $1,735,410 due April 30, 2018	2,099,271		2,144,950
Total long-term debt	8,190,904		8,369,135
Less current installments	190,593		177,350
Long-term debt, excluding current installments	$8,000,311		$8,191,785

On April 30, 2010, the Company and SunTrust Bank entered into a revolving credit facility consisting of a Commercial Note and Agreement to Commercial Note under which SunTrust Bank provides the Company with a revolving line of credit for the working capital needs of the Company (the "Commercial Loan"). The Commercial Loan was originally due to mature on May 31, 2012. On July 25, 2011, the Company entered into a binding letter of renewal with SunTrust Bank of the commercial note extending the maturity date of the Commercial Loan to May 31, 2013. Concurrently with the renewal, the Company also entered into a Fourth Loan Modification Agreement with Valley Bank to amend the definition of 'SunTrust Debt' to provide for the extension of the revolver's maturity date.

The Commercial Loan provides the Company the ability to borrow an aggregate principal amount at any one time outstanding not to exceed the lesser of (i) $6.0 million, or (ii) the sum of 85% of certain receivables aged 90 days or less plus 35% of the lesser of $1.0 million or certain foreign receivables plus 25% of certain raw materials inventory. Within the Revolving Loan Limit, the Company may borrow, repay, and reborrow, at any time from time to time until May 31, 2013.

Advances under the Commercial Loan accrue interest at the greater of (x) LIBOR plus 2.0%, or (y) 3.0%. Accrued interest on the outstanding principal balance is due on the first day of each month, with all then outstanding principal, interest, fees and costs due at the Commercial Loan Termination Date of May 31, 2013.

In connection with the Company obtaining the Commercial Loan with SunTrust Bank on April 30, 2010, the Company entered into a Second Loan Modification Agreement with Valley Bank whereby upon satisfaction and termination of the Amended Revolving Loan, Valley Bank consented to the release of certain collateral used to secure the Amended Revolving Loan, including but not limited to the Company's accounts, deposit accounts, inventory and general intangibles and permitted the existence of the Commercial Loan.

As of October 31, 2011, the Company had no outstanding borrowings on its Commercial Loan and $6.0 million in available credit. As of October 31, 2010, the Company had $700,000 of outstanding borrowings on its Commercial Loan.

The aggregate maturities of long-term debt for each of the five years subsequent to October 31, 2011 are: $190,593 in fiscal year 2012, $203,578 in fiscal year 2013, $215,986 in fiscal year 2014, $229,151 in fiscal year 2015 and $241,894 in fiscal year 2016.

The Commercial Loan is secured by a first priority lien on all of the Company's inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper. The Virginia Real Estate Loan and the North Carolina Real Estate Loan are secured by a first priority lien on all of the Company's personal property and assets, except for the Company's inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper, as well as a first lien deed of trust on the Company's real property.